Income Taxes - Components of loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Income Taxes
Domestic					$ (51,795)	$ (56,586)
Foreign					558	144
Total	$ (16,566)	$ (18,285)	$ (45,841)	$ (49,177)	$ (51,236)	$ (56,441)